AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2022
	Shares	Value
Common Stocks - 99.0%
Communication Services - 1.2%
Liberty Latin America, Ltd., Class A*	112,519	$1,230,958
Liberty Latin America, Ltd., Class C*	122,110	1,320,009
Yelp, Inc.*	14,260	492,540

Total Communication Services		3,043,507
Consumer Discretionary - 11.8%
Advance Auto Parts, Inc.	37,767	8,743,438
LKQ Corp.	200,349	10,997,157
Murphy USA, Inc.	42,611	8,379,879
Polaris, Inc.	22,361	2,517,625

Total Consumer Discretionary		30,638,099
Consumer Staples - 7.9%
BJ's Wholesale Club Holdings, Inc.*	102,156	6,279,529
Hostess Brands, Inc.*	253,185	5,195,356
Ingles Markets, Inc., Class A	38,649	2,973,268
Molson Coors Beverage Co., Class B	99,226	4,729,111
Whole Earth Brands, Inc.*	135,935	1,288,664

Total Consumer Staples		20,465,928
Energy - 5.0%
Centennial Resource Development, Inc., Class A*	311,809	2,435,228
Chesapeake Energy Corp.	22,355	1,523,940
HollyFrontier Corp.	107,082	3,765,003
Ovintiv, Inc.	26,053	1,010,857
SM Energy Co.	67,006	2,198,467
World Fuel Services Corp.	72,806	2,053,857

Total Energy		12,987,352
Financials - 16.4%
American Equity Investment Life Holding Co.	173,867	7,152,888
Axis Capital Holdings, Ltd. (Bermuda)	70,334	4,007,631
Cannae Holdings, Inc.*	312,792	9,343,097
CNA Financial Corp.	65,415	3,003,203
eHealth, Inc.*	9,120	199,272
Fidelity National Financial, Inc.	121,915	6,138,420
Genworth Financial, Inc., Class A*	875,776	3,415,527
White Mountains Insurance Group, Ltd.	9,048	9,418,606

Total Financials		42,678,644
Health Care - 6.2%
Computer Programs and Systems, Inc.*	57,161	1,618,800
Haemonetics Corp.*	39,651	1,917,126
MEDNAX, Inc.*	61,037	1,492,355
Patterson Cos., Inc.	90,305	2,590,850
	Shares	Value

Premier, Inc., Class A	226,338	$8,650,638

Total Health Care		16,269,769
Industrials - 31.7%
Air Transport Services Group, Inc.*	404,911	10,871,860
Alight, Inc., Class A*	468,144	4,522,271
Argan, Inc.	98,547	3,661,021
Armstrong World Industries, Inc.	56,213	5,566,211
Atkore, Inc.*	42,326	4,561,896
CACI International, Inc., Class A*	19,756	4,888,820
Colfax Corp.*	35,964	1,478,840
Comfort Systems USA, Inc.	69,276	6,219,599
CoreCivic, Inc.*	445,526	4,504,268
Curtiss-Wright Corp.	34,541	4,586,700
Dun & Bradstreet Holdings, Inc.*	321,749	6,454,285
GrafTech International, Ltd.	406,105	4,255,981
Harsco Corp.*	140,849	2,211,329
Huntington Ingalls Industries, Inc.	22,971	4,300,171
McGrath RentCorp	17,617	1,342,592
SP Plus Corp.*	103,657	2,921,054
UniFirst Corp.	36,679	6,972,311
Univar Solutions, Inc.*	89,788	2,379,382
Viad Corp.*	26,627	1,003,039

Total Industrials		82,701,630
Information Technology - 12.9%
ACI Worldwide, Inc.*	189,228	6,503,766
Avaya Holdings Corp.*	357,864	6,520,282
CDK Global, Inc.	93,391	4,013,011
DXC Technology Co.*	81,474	2,450,738
ePlus, Inc.*	99,994	4,596,724
Ituran Location and Control, Ltd. (Israel)	54,688	1,315,793
NCR Corp.*	218,157	8,303,056

Total Information Technology		33,703,370
Materials - 2.4%
Axalta Coating Systems, Ltd.*	176,522	5,226,817
TriMas Corp.	31,887	1,108,392

Total Materials		6,335,209
Real Estate - 0.6%
Newmark Group, Inc., Class A	106,771	1,634,664
Utilities - 2.9%
OGE Energy Corp.	83,009	3,147,701

AMG River Road Small-Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 2.9% (continued)
Vistra Corp.	206,056	$4,494,082

Total Utilities		7,641,783

Total Common Stocks (Cost $209,186,439)		258,099,955
Short-Term Investments - 1.4%
Other Investment Companies - 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[1]	2,526,415	2,526,415
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[1]	1,301,487	1,301,487

Total Short-Term Investments (Cost $3,827,902)		3,827,902
Value

Total Investments - 100.4% (Cost $213,014,341)	$261,927,857
Other Assets, less Liabilities - (0.4)%	(1,139,165)
Net Assets - 100.0%	$260,788,692

*	Non-income producing security.
[1]	Yield shown represents the January 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$258,099,955	—	—	$258,099,955
Short-Term Investments
Other Investment Companies	3,827,902	—	—	3,827,902
Total Investments in Securities	$261,927,857	—	—	$261,927,857

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2022, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.